Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	PricewaterhouseCoopers, S. C.
Auditor Firm ID	1128
Auditor Location	Mexico City
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated statements of financial position of Betterware de México, S. A. P. I. de C. V. and its subsidiaries (the “Company”) as of December 31, 2024 and 2023, and the related consolidated statements of profit or loss and other comprehensive income, of changes in stockholders’ equity, and of cash flows for each of the three years in the period ended December 31, 2024, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company's internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024 in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board. Also in our opinion, the Company did not maintain, in all material respects, effective internal control over financial reporting as of December 31, 2024, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO because material weaknesses in internal control over financial reporting existed as of that date related to the lack of (i) effective control environment, risk assessment process and monitoring activities at a precise enough level to identify and timely assess the new and evolving risks of material misstatement in the Company's consolidated financial statements, (ii) effective controls over the business combination process, specifically the lack of controls over the determination and ongoing impairment assessment of goodwill and long lived intangible assets, (iii) effective controls over substantially all accounts and disclosures in the period-end financial reporting and consolidation process, and (iv) effective information and technology general controls relevant to the preparation of the consolidated financial statements.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the annual or interim financial statements will not be prevented or detected on a timely basis. The material weaknesses referred to above are described in Management’s Annual Report on Internal Control over Financial Reporting appearing under Item 15. We considered these material weaknesses in determining the nature, timing, and extent of audit tests applied in our audit of the 2024 consolidated financial statements, and our opinion regarding the effectiveness of the Company’s internal control over financial reporting does not affect our opinion on those consolidated financial statements.

Restatement of Previously Issued Consolidated Financial Statements

As discussed in Note 2.b to the consolidated financial statements, the Company has restated its 2023 and 2022 consolidated financial statements to correct misstatements.